Employee Retirement Plans	12 Months Ended
May 31, 2012
Employee Retirement Plans
Employee Retirement Plans

D.    EMPLOYEE RETIREMENT PLANS

The Company has an Internal Revenue Code Section 401(k) plan covering substantially all U.S. based employees and offers an employer match of a portion of an employee’s voluntary contributions. The aggregate expense related to this employer match for fiscal years 2012 and 2011 was approximately $54,000 and $58,000, respectively.